CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ASSETS:
Cash and cash equivalents	¥ 2,726,712	$ 417,887	¥ 4,684,003
Restricted cash	390,702	59,878	125,437
Term deposits	133,761	20,500	24,000
Accounts receivable, net of allowance for doubtful accounts of RMB1,433,449 and RMB1,446,994 as of December 31, 2019 and 2020, respectively	40,862	6,262	280,995
Other receivables, net of allowance for doubtful accounts of RMB36,773 and RMB14,279 as of December 31, 2019 and 2020, respectively	126,745	19,425	117,340
Loan receivables, net of allowance for doubtful accounts of RMB 615,592 and RMB320,364 as of December 31, 2019 and 2020, respectively	267,383	40,978	778,480
Amounts due from related parties	0		50,000
Prepaid expenses and other assets	793,092	121,547	1,137,787
Contract assets, net of allowance for losses of RMB2,255 and RMB14,749 as of December 31, 2019 and 2020, respectively	10,374	1,590	24,824
Long-term investments,net	738,272	113,145	775,644
Operating lease right-of-use assets, net	28,668	4,394	121,791
Property, equipment and software, net	63,396	9,716	110,376
Goodwill, net	22,121	3,390	72,224
Intangible assets, net	44,413	6,807	73,476
Deferred tax assets, net			503,987
TOTAL ASSETS	5,386,501	825,519	8,880,364
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB772,340 and RMB81,246 as of December 31, 2019 and 2020, respectively)	82,643	12,666	788,906
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB35,958 and RMB29,152 as of December 31, 2019 and 2020, respectively)	34,540	5,293	41,646
Income tax payable (including income taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB303,684 and RMB224,533 as of December 31, 2019 and 2020, respectively)	255,244	39,118	320,350
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB1,056,128 and RMB238,170 as of December 31, 2019 and 2020, respectively)	726,686	111,370	1,229,110
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without resource to the Group of RMB119,005 and RMB19,100 as of December 31, 2019 and 2020, respectively)	29,503	4,522	125,407
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB29,902 and RMB24,146 as of December 31, 2019 and 2020, respectively)	25,289	3,876	29,902
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB13,200 and RMB5,742 as of December 31, 2019 and 2020, respectively)	9,280	1,422	17,215
TOTAL LIABILITIES	1,163,185	178,267	2,552,536
Commitments and Contingencies (Note 21)
Shareholders' equity:
Additional paid-in capital	5,531,926	847,805	5,241,296
Statutory reserves	466,352	71,472	459,029
Retained earnings (deficit)	(1,822,749)	(279,349)	488,236
Accumulated other comprehensive income	(6,953)	(1,066)	92,220
Total 9F Inc. shareholders' equity	4,168,578	638,862	6,280,783
Noncontrolling interest	54,738	8,390	47,045
Total shareholders' equity	4,223,316	647,252	6,327,828
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,386,501	$ 825,519	8,880,364
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1		1
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 1		¥ 1